INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about inventories [Table Text Block]

	December 31, 2017	December 31, 2016
Finished goods - doré and concentrates	$1,299	$3,014
Work-in-process	1,152	1,327
Stockpile	217	122
Silver coins and bullion	303	405
Materials and supplies	15,887	15,386
	$18,858	$20,254